NATIONWIDE

VA SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
147,482 shares (cost $5,270,466)	$6,763,523
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
5,240 shares (cost $174,552)	198,379
Mid Cap Value Portfolio: Class 1 (JPMMV1)
36,551 shares (cost $387,077)	401,326
Forty Portfolio: Service Shares (JACAS)
11,560 shares (cost $410,736)	355,932
Global Technology Portfolio: Service Shares (JAGTS)
10,172 shares (cost $81,514)	86,357
Overseas Portfolio: Service Shares (JAIGS)
2,205 shares (cost $79,523)	52,643
Emerging Markets Debt Portfolio - Class I (MSEM)
819 shares (cost $6,722)	6,380
U.S. Real Estate Portfolio - Class I (MSVRE)
41,646 shares (cost $502,685)	890,804
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
83,489 shares (cost $1,328,278)	1,366,715
NVIT Emerging Markets Fund - Class I (GEM)
26,999 shares (cost $309,127)	264,320
NVIT International Equity Fund - Class I (GIG)
234,999 shares (cost $2,316,734)	2,213,694
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
9,914 shares (cost $102,660)	96,262
NVIT Core Bond Fund - Class I (NVCBD1)
92,805 shares (cost $1,016,387)	989,302
NVIT Nationwide Fund - Class I (TRF)
159,811 shares (cost $2,024,391)	2,558,570
NVIT Government Bond Fund - Class I (GBF)
120,557 shares (cost $1,355,182)	1,292,373
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,517 shares (cost $185,116)	207,451
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
13,525 shares (cost $139,624)	134,308
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
80,946 shares (cost $1,027,340)	1,009,402
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,443 shares (cost $205,306)	241,969
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
37,186 shares (cost $417,312)	411,647
NVIT Mid Cap Index Fund - Class I (MCIF)
110,637 shares (cost $2,613,472)	2,681,836
NVIT Money Market Fund - Class I (SAM)
2,730,667 shares (cost $2,730,667)	2,730,667
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
12,630 shares (cost $142,672)	122,257
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
29,542 shares (cost $320,795)	284,789
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
26,062 shares (cost $307,075)	285,120
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,966 shares (cost $18,707)	20,016
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
16,244 shares (cost $193,172)	164,715

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
19,087 shares (cost $214,256)	203,275
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
9,065 shares (cost $172,237)	141,228
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
65,629 shares (cost $892,650)	976,559
NVIT Multi-Manager Small Company Fund - Class I (SCF)
104,219 shares (cost $2,029,878)	2,237,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)
241,123 shares (cost $2,215,586)	2,201,457
NVIT Large Cap Growth Fund - Class I (NVOLG1)
364,416 shares (cost $6,229,210)	5,797,861
Invesco NVIT Comstock Value Fund - Class II (EIF2)
27,483 shares (cost $343,708)	480,135
NVIT Real Estate Fund - Class I (NVRE1)
163,176 shares (cost $1,311,792)	1,028,006
Short Duration Bond Portfolio - I Class Shares (AMTB)
75,984 shares (cost $814,669)	799,348
Guardian Portfolio - I Class Shares (AMGP)
10,768 shares (cost $204,098)	157,866
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,894 shares (cost $256,627)	246,302
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
59,683 shares (cost $666,311)	909,572
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,258 shares (cost $40,804)	50,953
VP Balanced Fund - Class I (ACVB)
113,949 shares (cost $814,568)	794,225
VP Capital Appreciation Fund - Class I (ACVCA)
31,486 shares (cost $472,681)	440,180
VP Income & Growth Fund - Class I (ACVIG)
40,922 shares (cost $330,312)	381,396
VP Inflation Protection Fund - Class II (ACVIP2)
42,582 shares (cost $475,011)	430,508
VP International Fund - Class I (ACVI)
38,997 shares (cost $388,604)	365,406
VP Ultra(R) Fund - Class I (ACVU1)
3,199 shares (cost $43,669)	49,423
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
14,298 shares (cost $235,763)	269,953
Appreciation Portfolio - Initial Shares (DCAP)
17,959 shares (cost $749,085)	736,503
Growth and Income Portfolio - Initial Shares (DGI)
7,518 shares (cost $193,547)	216,595
Quality Bond Fund II - Primary Shares (FQB)
46,302 shares (cost $529,693)	508,394
Equity-Income Portfolio - Initial Class (FEIP)
204,373 shares (cost $4,156,117)	4,490,080
High Income Portfolio - Initial Class (FHIP)
713,174 shares (cost $3,799,563)	3,836,875
VIP Asset Manager Portfolio - Initial Class (FAMP)
150,095 shares (cost $2,227,610)	2,293,449
VIP Growth Portfolio - Initial Class (FGP)
39,931 shares (cost $1,734,586)	2,368,307
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
170,041 shares (cost $2,193,267)	2,125,518
VIP Overseas Portfolio - Initial Class (FOP)
34,561 shares (cost $655,416)	615,523

VIP Value Strategies Portfolio - Service Class (FVSS)
16,535 shares (cost $178,945)	260,255
Capital Income Fund/VA - Non-Service Shares (OVMS)
40,204 shares (cost $452,007)	597,435
Core Bond Fund/VA - Non-Service Shares (OVB)
279,421 shares (cost $2,256,629)	2,143,161
Global Securities Fund/VA - Non-Service Shares (OVGS)
58,451 shares (cost $2,345,721)	2,046,960
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
8,787 shares (cost $254,224)	249,634
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2,524 shares (cost $199,019)	183,395
Health Sciences Portfolio - II (TRHS2)
8,005 shares (cost $323,251)	267,210
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
5,216 shares (cost $110,347)	121,686
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
15,634 shares (cost $166,978)	126,945
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
56,976 shares (cost $700,250)	592,548
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
18,202 shares (cost $544,889)	439,396
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
9,019 shares (cost $255,515)	233,684
Advantage VT Opportunity Fund - Class 2 (SVOF)
66,885 shares (cost $1,216,703)	1,650,062

Total Investments	$69,895,603

Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(17)
Other Accounts Payable	(587)

$69,894,999

Contract Owners’ Equity:
Accumulation units	69,824,289
Contracts in payout (annuitization) period (note 1f)	70,710

Total Contract Owners’ Equity (note 5)	$69,894,999

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM
Reinvested dividends	$1,212,238	127,920	2,456	3,216	3,478	74	2,768	348
Mortality and expense risk charges (note 2)	(1,015,725)	(90,256)	(2,769)	(5,486)	(5,844)	(6,227)	(847)	(90)

Net investment income (loss)	196,513	37,664	(313)	(2,270)	(2,366)	(6,153)	1,921	258

Realized gain (loss) on investments	1,008,017	277,847	3,798	6,184	(10,697)	(110,801)	(16,915)	4
Change in unrealized gain (loss) on investments	(854,848)	98,631	(5,402)	24,389	(43,210)	133,112	2,557	265

Net gain (loss) on investments	153,169	376,478	(1,604)	30,573	(53,907)	22,311	(14,358)	269

Reinvested capital gains	4,107,302	199,678	18,657	19,252	51,738	2,847	1,569	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,456,984	613,820	16,740	47,555	(4,535)	19,005	(10,868)	527

Investment Activity:	MSVRE	NVAMV1	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF
Reinvested dividends	$13,818	30,333	2,249	47,793	727	30,745	35,088	26,794
Mortality and expense risk charges (note 2)	(15,017)	(19,085)	(3,967)	(26,463)	(1,277)	(14,855)	(42,447)	(21,013)

Net investment income (loss)	(1,199)	11,248	(1,718)	21,330	(550)	15,890	(7,359)	5,781

Realized gain (loss) on investments	99,046	38,989	(25,953)	(40,270)	(543)	(5,554)	204,261	(50,575)
Change in unrealized gain (loss) on investments	(51,848)	50,860	39,317	60,767	7,054	25,747	40,627	37,783

Net gain (loss) on investments	47,198	89,849	13,364	20,497	6,511	20,193	244,888	(12,792)

Reinvested capital gains	-	126,827	-	-	4,383	1,782	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,999	227,924	11,646	41,827	10,344	37,865	237,529	(7,011)

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$3,289	4,512	18,524	4,184	7,915	30,443	163	1,850
Mortality and expense risk charges (note 2)	(2,843)	(3,164)	(13,240)	(3,382)	(6,046)	(35,938)	(41,470)	(2,246)

Net investment income (loss)	446	1,348	5,284	802	1,869	(5,495)	(41,307)	(396)

Realized gain (loss) on investments	742	(5,774)	(4,036)	3,103	3,771	42,303	-	(38,872)
Change in unrealized gain (loss) on investments	(1,041)	5,259	(1,907)	(5,555)	(3,732)	143,912	-	24,108

Net gain (loss) on investments	(299)	(515)	(5,943)	(2,452)	39	186,215	-	(14,764)

Reinvested capital gains	14,990	4,687	47,725	17,286	14,888	228,326	52	2,796

Net increase (decrease) in contract owners’ equity resulting from operations	$15,137	5,520	47,066	15,636	16,796	409,046	(41,255)	(12,364)

Investment Activity:	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$8,438	2,427	2,789	-	2,599	-	5,543	6,527
Mortality and expense risk charges (note 2)	(4,303)	(4,712)	(2,249)	(2,494)	(2,595)	(2,300)	(14,095)	(24,718)

Net investment income (loss)	4,135	(2,285)	540	(2,494)	4	(2,300)	(8,552)	(18,191)

Realized gain (loss) on investments	(43,289)	21,951	8,237	(8,529)	(973)	(44,641)	60,979	150,344
Change in unrealized gain (loss) on investments	40,044	(70,301)	(2,549)	(1,510)	11,916	13,817	47,434	(45,080)

Net gain (loss) on investments	(3,245)	(48,350)	5,688	(10,039)	10,943	(30,824)	108,413	105,264

Reinvested capital gains	-	42,825	16,475	20,240	15,750	27,199	97,472	286,847

Net increase (decrease) in contract owners’ equity resulting from operations	$890	(7,810)	22,703	7,707	26,697	(5,925)	197,333	373,920

Investment Activity:	MSBF	NVOLG1	EIF2	NVRE1	AMTB	AMGP	AMCG	AMTP
Reinvested dividends	$71,544	43,358	9,583	20,863	10,644	851	-	6,685
Mortality and expense risk charges (note 2)	(34,557)	(85,051)	(6,369)	(15,412)	(12,771)	(2,253)	(3,264)	(11,744)

Net investment income (loss)	36,987	(41,693)	3,214	5,451	(2,127)	(1,402)	(3,264)	(5,059)

Realized gain (loss) on investments	(13,496)	114,757	11,860	(39,700)	(4,219)	(1,894)	(810)	62,285
Change in unrealized gain (loss) on investments	148,086	(1,281,533)	48,615	11,244	4,163	(15,119)	(260)	56,115

Net gain (loss) on investments	134,590	(1,166,776)	60,475	(28,456)	(56)	(17,013)	(1,070)	118,400

Reinvested capital gains	-	1,334,551	-	84,146	-	29,285	10,623	73,279

Net increase (decrease) in contract owners’ equity resulting from operations	$171,577	126,082	63,689	61,141	(2,183)	10,870	6,289	186,620

Investment Activity:	AMSRS	ACVB	ACVCA	ACVIG	ACVIP2	ACVI	ACVU1	DVSCS
Reinvested dividends	$344	11,676	-	8,789	7,924	4,650	250	1,576
Mortality and expense risk charges (note 2)	(717)	(10,651)	(6,757)	(5,445)	(6,142)	(6,181)	(866)	(2,888)

Net investment income (loss)	(373)	1,025	(6,757)	3,344	1,782	(1,531)	(616)	(1,312)

Realized gain (loss) on investments	1,207	2,743	6,517	13,368	(10,221)	17,946	7,274	(13,352)
Change in unrealized gain (loss) on investments	1,315	910	(39,739)	17,209	16,604	(47,187)	(8,329)	46,804

Net gain (loss) on investments	2,522	3,653	(33,222)	30,577	6,383	(29,241)	(1,055)	33,452

Reinvested capital gains	1,768	32,869	48,199	6,887	3,233	-	2,962	14,939

Net increase (decrease) in contract owners’ equity resulting from operations	$3,917	37,547	8,220	40,808	11,398	(30,772)	1,291	47,079

Investment Activity:	DCAP	DGI	FQB	FEIP	FHIP	FAMP	FGP	FIGBS
Reinvested dividends	$12,463	2,551	19,215	96,070	197,644	35,630	919	49,710
Mortality and expense risk charges (note 2)	(11,262)	(2,995)	(7,547)	(61,553)	(53,158)	(34,553)	(37,140)	(30,987)

Net investment income (loss)	1,201	(444)	11,668	34,517	144,486	1,077	(36,221)	18,723

Realized gain (loss) on investments	11,561	13,532	(5,171)	267,522	(130,569)	55,014	158,757	(15,793)
Change in unrealized gain (loss) on investments	(87,545)	(18,607)	5,581	68,737	424,867	(116,555)	(414,129)	57,142

Net gain (loss) on investments	(75,984)	(5,075)	410	336,259	294,298	(61,541)	(255,372)	41,349

Reinvested capital gains	113,737	22,682	-	273,549	-	99,595	262,402	983

Net increase (decrease) in contract owners’ equity resulting from operations	$38,954	17,163	12,078	644,325	438,784	39,131	(29,191)	61,055

Investment Activity:	FOP	FVSS	OVMS	OVB	OVGS	OVGI	OVAG	TRHS2
Reinvested dividends	$9,190	2,588	14,072	78,855	23,412	2,811	-	-
Mortality and expense risk charges (note 2)	(10,267)	(3,531)	(8,687)	(23,043)	(31,846)	(3,223)	(2,760)	(10,511)

Net investment income (loss)	(1,077)	(943)	5,385	55,812	(8,434)	(412)	(2,760)	(10,511)

Realized gain (loss) on investments	(18,029)	2,225	5,381	(45,286)	141,540	24,686	18,462	(124,268)
Change in unrealized gain (loss) on investments	(30,957)	17,861	11,132	(14,743)	(336,605)	(33,021)	(30,660)	(830)

Net gain (loss) on investments	(48,986)	20,086	16,513	(60,029)	(195,065)	(8,335)	(12,198)	(125,098)

Reinvested capital gains	1,089	-	-	-	148,399	29,884	15,592	2,027

Net increase (decrease) in contract owners’ equity resulting from operations	$(48,974)	19,143	21,898	(4,217)	(55,100)	21,137	634	(133,582)

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	SVDF	SVOF	CAF
Reinvested dividends	$118	-	4,913	1,525	-	34,260	545
Mortality and expense risk charges (note 2)	(1,094)	(1,950)	(11,708)	(5,696)	(3,330)	(24,472)	(1,906)

Net investment income (loss)	(976)	(1,950)	(6,795)	(4,171)	(3,330)	9,788	(1,361)

Realized gain (loss) on investments	(10,564)	(9,348)	(101,309)	(12,294)	(798)	12,832	101,532
Change in unrealized gain (loss) on investments	30,393	17,992	79,290	149,964	(2,520)	(24,513)	(141,484)

Net gain (loss) on investments	19,829	8,644	(22,019)	137,670	(3,318)	(11,681)	(39,952)

Reinvested capital gains	-	-	5,322	-	17,297	170,092	37,620

Net increase (decrease) in contract owners’ equity resulting from operations	$18,853	6,694	(23,492)	133,499	10,649	168,199	(3,693)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		DSRG		JPMMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$196,513	43,668	37,664	21,173	(313)	(861)	(2,270)	(1,783)
Realized gain (loss) on investments	1,008,017	3,192,457	277,847	774,661	3,798	10,884	6,184	60,654
Change in unrealized gain (loss) on investments	(854,848)	(9,055,810)	98,631	(988,251)	(5,402)	(43,747)	24,389	(100,773)
Reinvested capital gains	4,107,302	4,214,042	199,678	191,317	18,657	24,862	19,252	26,339

Net increase (decrease) in contract owners’ equity resulting from operations	4,456,984	(1,605,643)	613,820	(1,100)	16,740	(8,862)	47,555	(15,563)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,370,737	694,157	(7,630)	30,943	7	-	26,867	-
Transfers between funds	-	-	823,842	(91,556)	(1,003)	618	74,266	(188,504)
Redemptions (note 3)	(8,271,153)	(9,478,208)	(535,311)	(1,295,467)	(3,210)	(21,154)	(67,906)	(17,202)
Annuity benefits	(13,540)	(14,023)	(94)	(95)	-	-	-	-
Adjustments to maintain reserves	44	(236)	29	(3)	(7)	(11)	(10)	2

Net equity transactions	(6,913,912)	(8,798,310)	280,836	(1,356,178)	(4,213)	(20,547)	33,217	(205,704)

Net change in contract owners’ equity	(2,456,928)	(10,403,953)	894,656	(1,357,278)	12,527	(29,409)	80,772	(221,267)
Contract owners’ equity beginning of period	72,351,927	82,755,880	5,868,904	7,226,182	185,853	215,262	320,543	541,810

Contract owners’ equity end of period	$69,894,999	72,351,927	6,763,560	5,868,904	198,380	185,853	401,315	320,543

CHANGES IN UNITS:
Beginning units	3,493,103	3,815,166	177,730	218,051	7,421	8,199	13,291	21,552
Units purchased	873,197	977,821	31,359	3,230	232	44	4,489	475
Units redeemed	(1,217,822)	(1,299,884)	(23,038)	(43,551)	(371)	(822)	(3,059)	(8,736)

Ending units	3,148,478	3,493,103	186,051	177,730	7,282	7,421	14,721	13,291

	JACAS		JAGTS		JAIGS		MSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,366)	(1,095)	(6,153)	(3,067)	1,921	(1,253)	258	232
Realized gain (loss) on investments	(10,697)	4,384	(110,801)	730	(16,915)	(11,369)	4	3
Change in unrealized gain (loss) on investments	(43,210)	(49,230)	133,112	(132,572)	2,557	(2,245)	265	(387)
Reinvested capital gains	51,738	89,918	2,847	115,967	1,569	3,822	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,535)	43,977	19,005	(18,942)	(10,868)	(11,045)	527	(152)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(1)	-	-	-	-	-
Transfers between funds	(113,539)	54,963	(802,419)	846,068	(39,230)	(6,640)	-	-
Redemptions (note 3)	(22,312)	(24,700)	(17,092)	(12,573)	(1,735)	(26,806)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	9	(4)	2	(7)	(7)	(4)	(1)

Net equity transactions	(135,861)	30,272	(819,516)	833,497	(40,972)	(33,453)	(4)	(1)

Net change in contract owners’ equity	(140,396)	74,249	(800,511)	814,555	(51,840)	(44,498)	523	(153)
Contract owners’ equity beginning of period	496,316	422,067	886,860	72,305	104,472	148,970	5,840	5,993

Contract owners’ equity end of period	$355,920	496,316	86,349	886,860	52,632	104,472	6,363	5,840

CHANGES IN UNITS:
Beginning units	31,703	29,742	111,738	9,395	9,793	12,549	235	235
Units purchased	1,550	3,641	2,262	107,257	-	-	-	-
Units redeemed	(10,624)	(1,680)	(104,305)	(4,914)	(4,427)	(2,756)	-	-

Ending units	22,629	31,703	9,695	111,738	5,366	9,793	235	235

	MSVRE		NVAMV1		GEM		GIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,199)	(1,128)	11,248	10,402	(1,718)	(5,190)	21,330	(13,804)
Realized gain (loss) on investments	99,046	86,927	38,989	146,269	(25,953)	(26,309)	(40,270)	(2,489)
Change in unrealized gain (loss) on investments	(51,848)	(78,077)	50,860	(429,369)	39,317	(32,483)	60,767	(112,105)
Reinvested capital gains	-	-	126,827	187,006	-	-	-	54,717

Net increase (decrease) in contract owners’ equity resulting from operations	45,999	7,722	227,924	(85,692)	11,646	(63,982)	41,827	(73,681)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,318	-	64,321	-	1,901	-	4,087	-
Transfers between funds	(5,679)	(45,978)	(14,000)	(74,946)	(11,162)	(832,247)	991,629	367,474
Redemptions (note 3)	(197,596)	(154,995)	(218,690)	(492,883)	(55,284)	(27,875)	(204,850)	(87,715)
Annuity benefits	-	-	(4,228)	(4,278)	-	-	-	-
Adjustments to maintain reserves	17	(99)	24	(22)	(13)	(8)	(5)	(9)

Net equity transactions	(199,940)	(201,072)	(172,573)	(572,129)	(64,558)	(860,130)	790,861	279,750

Net change in contract owners’ equity	(153,941)	(193,350)	55,351	(657,821)	(52,912)	(924,112)	832,688	206,069
Contract owners’ equity beginning of period	1,044,680	1,238,030	1,311,327	1,969,148	317,208	1,241,320	1,380,989	1,174,920

Contract owners’ equity end of period	$890,739	1,044,680	1,366,678	1,311,327	264,296	317,208	2,213,677	1,380,989

CHANGES IN UNITS:
Beginning units	16,177	19,302	60,465	85,898	18,425	59,690	107,443	87,331
Units purchased	544	148	5,653	696	1,382	2,819	86,621	28,388
Units redeemed	(3,618)	(3,273)	(12,970)	(26,129)	(5,345)	(44,084)	(20,815)	(8,276)

Ending units	13,103	16,177	53,148	60,465	14,462	18,425	173,249	107,443

	NVNMO1		NVCBD1		TRF		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(550)	(650)	15,890	14,392	(7,359)	(10,905)	5,781	3,832
Realized gain (loss) on investments	(543)	1,534	(5,554)	11,074	204,261	297,079	(50,575)	(20,681)
Change in unrealized gain (loss) on investments	7,054	(10,271)	25,747	(41,202)	40,627	(283,076)	37,783	(5,044)
Reinvested capital gains	4,383	7,591	1,782	4,672	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,344	(1,796)	37,865	(11,064)	237,529	3,098	(7,011)	(21,893)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	6,056	8,000	26,726	8,618
Transfers between funds	3,758	(17,752)	131,303	(599,322)	(1,065,980)	(730,578)	(37,586)	(22,734)
Redemptions (note 3)	(2,336)	(1,956)	(212,220)	(61,688)	(164,961)	(121,913)	(163,221)	(206,083)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	(5)	(1)	(16)	(13)	(8)	(4)

Net equity transactions	1,420	(19,709)	(80,922)	(661,011)	(1,224,901)	(844,504)	(174,089)	(220,203)

Net change in contract owners’ equity	11,764	(21,505)	(43,057)	(672,075)	(987,372)	(841,406)	(181,100)	(242,096)
Contract owners’ equity beginning of period	84,491	105,996	1,032,353	1,704,428	3,545,917	4,387,323	1,473,460	1,715,556

Contract owners’ equity end of period	$96,255	84,491	989,296	1,032,353	2,558,545	3,545,917	1,292,360	1,473,460

CHANGES IN UNITS:
Beginning units	3,821	4,673	85,697	138,431	130,980	161,204	79,303	90,895
Units purchased	170	-	18,401	11,786	226	300	24,044	2,191
Units redeemed	(103)	(852)	(24,999)	(64,520)	(45,116)	(30,524)	(33,290)	(13,783)

Ending units	3,888	3,821	79,099	85,697	86,090	130,980	70,057	79,303

	GVIDA		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$446	(293)	1,348	313	5,284	(2,916)	802	(27)
Realized gain (loss) on investments	742	22,657	(5,774)	499	(4,036)	164,856	3,103	5,845
Change in unrealized gain (loss) on investments	(1,041)	(24,684)	5,259	(9,822)	(1,907)	(183,844)	(5,555)	(15,164)
Reinvested capital gains	14,990	-	4,687	6,862	47,725	41,823	17,286	4,552

Net increase (decrease) in contract owners’ equity resulting from operations	15,137	(2,320)	5,520	(2,148)	47,066	19,919	15,636	(4,794)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	45,741	-	113,703	(1,343,634)	-	-
Redemptions (note 3)	(2,151)	(84,982)	(110,224)	(39,987)	(150,727)	(74,626)	(8,563)	(15,519)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(16)	4	(12)	(20)	9	(6)	(16)

Net equity transactions	(2,143)	(84,998)	(64,479)	(39,999)	(37,044)	(1,418,251)	(8,569)	(15,535)

Net change in contract owners’ equity	12,994	(87,318)	(58,959)	(42,147)	10,022	(1,398,332)	7,067	(20,329)
Contract owners’ equity beginning of period	194,455	281,773	193,256	235,403	999,366	2,397,698	234,882	255,211

Contract owners’ equity end of period	$207,449	194,455	134,297	193,256	1,009,388	999,366	241,949	234,882

CHANGES IN UNITS:
Beginning units	10,496	14,839	14,072	16,936	59,825	140,981	13,116	13,942
Units purchased	-	-	4,262	-	11,090	1,685	-	-
Units redeemed	(117)	(4,343)	(8,818)	(2,864)	(13,690)	(82,841)	(479)	(826)

Ending units	10,379	10,496	9,516	14,072	57,225	59,825	12,637	13,116

	GVDMC		MCIF		SAM		NVMIG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,869	779	(5,495)	(7,988)	(41,307)	(50,721)	(396)	(1,847)
Realized gain (loss) on investments	3,771	7,911	42,303	106,362	-	-	(38,872)	(1,099)
Change in unrealized gain (loss) on investments	(3,732)	(36,921)	143,912	(444,171)	-	-	24,108	(23,878)
Reinvested capital gains	14,888	22,581	228,326	193,549	52	-	2,796	16,770

Net increase (decrease) in contract owners’ equity resulting from operations	16,796	(5,650)	409,046	(152,248)	(41,255)	(50,721)	(12,364)	(10,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,302	-	258,611	533,131	(28)	-
Transfers between funds	(5,448)	(33,017)	(129,844)	900,231	(123,347)	672,461	(44,906)	109,988
Redemptions (note 3)	(30,236)	(10,714)	(181,332)	(229,188)	(871,700)	(880,404)	(92,493)	(6,463)
Annuity benefits	-	-	(56)	(57)	(31)	(33)	-	-
Adjustments to maintain reserves	(9)	(5)	(4)	(2)	8	(5)	(11)	(4)

Net equity transactions	(35,693)	(43,736)	(304,934)	670,984	(736,459)	325,150	(137,438)	103,521

Net change in contract owners’ equity	(18,897)	(49,386)	104,112	518,736	(777,714)	274,429	(149,802)	93,467
Contract owners’ equity beginning of period	430,531	479,917	2,577,728	2,058,992	3,508,389	3,233,960	272,046	178,579

Contract owners’ equity end of period	$411,634	430,531	2,681,840	2,577,728	2,730,675	3,508,389	122,244	272,046

CHANGES IN UNITS:
Beginning units	27,797	30,527	100,202	76,872	298,031	270,731	28,605	18,413
Units purchased	2,073	-	3,054	39,578	248,450	352,016	3,030	10,840
Units redeemed	(4,358)	(2,730)	(15,320)	(16,248)	(311,134)	(324,716)	(18,309)	(648)

Ending units	25,512	27,797	87,936	100,202	235,347	298,031	13,326	28,605

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,135	(849)	(2,285)	(4,439)	540	(328)	(2,494)	(6,951)
Realized gain (loss) on investments	(43,289)	(2,188)	21,951	6,945	8,237	936	(8,529)	(15,143)
Change in unrealized gain (loss) on investments	40,044	(28,992)	(70,301)	(32,842)	(2,549)	(27,564)	(1,510)	76,855
Reinvested capital gains	-	-	42,825	37,753	16,475	18,976	20,240	28,792

Net increase (decrease) in contract owners’ equity resulting from operations	890	(32,029)	(7,810)	7,417	22,703	(7,980)	7,707	83,553

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	4,731	-	-	-	-	-
Transfers between funds	(7,555)	95,160	(25,848)	34,101	(18,565)	-	(30,462)	(1,192,807)
Redemptions (note 3)	(102,136)	(15,943)	(127,728)	(12,677)	(150,944)	(1,865)	(1,715)	(63,713)
Annuity benefits	-	-	(3,132)	(3,334)	-	-	-	-
Adjustments to maintain reserves	(5)	7	13	(29)	5	(9)	4	3

Net equity transactions	(109,696)	79,224	(151,964)	18,061	(169,504)	(1,874)	(32,173)	(1,256,517)

Net change in contract owners’ equity	(108,806)	47,195	(159,774)	25,478	(146,801)	(9,854)	(24,466)	(1,172,964)
Contract owners’ equity beginning of period	393,589	346,394	444,867	419,389	166,813	176,667	189,173	1,362,137

Contract owners’ equity end of period	$284,783	393,589	285,093	444,867	20,012	166,813	164,707	189,173

CHANGES IN UNITS:
Beginning units	46,681	38,416	18,468	17,574	10,715	10,831	8,343	59,094
Units purchased	3,850	10,300	1,926	1,796	-	-	25	603
Units redeemed	(17,961)	(2,035)	(8,786)	(902)	(9,594)	(116)	(1,445)	(51,354)

Ending units	32,570	46,681	11,608	18,468	1,121	10,715	6,923	8,343

	NVMMV2		SCGF		SCVF		SCF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4	(1,027)	(2,300)	(4,736)	(8,552)	(12,401)	(18,191)	(17,828)
Realized gain (loss) on investments	(973)	(8,802)	(44,641)	11,691	60,979	381,359	150,344	174,939
Change in unrealized gain (loss) on investments	11,916	(13,570)	13,817	(54,521)	47,434	(556,619)	(45,080)	(356,232)
Reinvested capital gains	15,750	19,854	27,199	42,621	97,472	120,169	286,847	158,114

Net increase (decrease) in contract owners’ equity resulting from operations	26,697	(3,545)	(5,925)	(4,945)	197,333	(67,492)	373,920	(41,007)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,513	-	-	-	-	-	31,807	51
Transfers between funds	13,496	(164,056)	(108,776)	57,893	(207,766)	(916,609)	628,458	(15,152)
Redemptions (note 3)	(35,267)	(7,948)	(56,957)	(25,700)	(99,413)	(124,226)	(230,020)	(273,437)
Annuity benefits	-	-	-	-	(46)	(48)	(47)	(50)
Adjustments to maintain reserves	(19)	11	(8)	(1)	(7)	10	46	(10)

Net equity transactions	5,723	(171,993)	(165,741)	32,192	(307,232)	(1,040,873)	430,244	(288,598)

Net change in contract owners’ equity	32,420	(175,538)	(171,666)	27,247	(109,899)	(1,108,365)	804,164	(329,605)
Contract owners’ equity beginning of period	170,841	346,379	312,882	285,635	1,086,468	2,194,833	1,433,453	1,763,058

Contract owners’ equity end of period	$203,261	170,841	141,216	312,882	976,569	1,086,468	2,237,617	1,433,453

CHANGES IN UNITS:
Beginning units	6,916	13,420	30,271	27,440	33,935	63,501	31,641	37,726
Units purchased	1,558	-	3,044	10,485	79	184	15,102	26
Units redeemed	(1,374)	(6,504)	(20,515)	(7,654)	(9,440)	(29,750)	(5,939)	(6,111)

Ending units	7,100	6,916	12,800	30,271	24,574	33,935	40,804	31,641

	MSBF		NVOLG1		EIF2		NVRE1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,987	13,195	(41,693)	(53,618)	3,214	545	5,451	16,998
Realized gain (loss) on investments	(13,496)	(23,236)	114,757	435,180	11,860	11,752	(39,700)	(29,023)
Change in unrealized gain (loss) on investments	148,086	(109,689)	(1,281,533)	(1,059,682)	48,615	(53,721)	11,244	(281,376)
Reinvested capital gains	-	-	1,334,551	907,057	-	-	84,146	167,708

Net increase (decrease) in contract owners’ equity resulting from operations	171,577	(119,730)	126,082	228,937	63,689	(41,424)	61,141	(125,693)

Equity transactions:
Purchase payments received from contract owners (note 3)	130,528	-	53,521	17,073	-	-	-	15,000
Transfers between funds	(399,901)	391,829	417,597	2,659	(38,540)	(3,135)	(99,456)	950,226
Redemptions (note 3)	(197,091)	(48,126)	(616,245)	(1,197,057)	(23,091)	(30,783)	(10,453)	(28,522)
Annuity benefits	-	-	(139)	(144)	-	-	-	-
Adjustments to maintain reserves	12	(17)	22	21	(5)	(11)	12	(20)

Net equity transactions	(466,452)	343,686	(145,244)	(1,177,448)	(61,636)	(33,929)	(109,897)	936,684

Net change in contract owners’ equity	(294,875)	223,956	(19,162)	(948,511)	2,053	(75,353)	(48,756)	810,991
Contract owners’ equity beginning of period	2,496,337	2,272,381	5,817,050	6,765,561	478,065	553,418	1,076,754	265,763

Contract owners’ equity end of period	$2,201,462	2,496,337	5,797,888	5,817,050	480,118	478,065	1,027,998	1,076,754

CHANGES IN UNITS:
Beginning units	148,771	129,602	248,745	299,637	28,871	30,791	39,677	9,134
Units purchased	31,862	40,182	22,892	1,360	57	694	2,050	34,343
Units redeemed	(58,106)	(21,013)	(28,888)	(52,252)	(3,905)	(2,614)	(5,922)	(3,800)

Ending units	122,527	148,771	242,749	248,745	25,023	28,871	35,805	39,677

	AMTB		AMGP		AMCG		AMTP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,127)	(728)	(1,402)	(1,275)	(3,264)	(522)	(5,059)	(6,792)
Realized gain (loss) on investments	(4,219)	(2,246)	(1,894)	3,577	(810)	(64)	62,285	97,156
Change in unrealized gain (loss) on investments	4,163	(7,399)	(15,119)	(54,092)	(260)	(10,065)	56,115	(274,059)
Reinvested capital gains	-	-	29,285	41,518	10,623	-	73,279	64,825

Net increase (decrease) in contract owners’ equity resulting from operations	(2,183)	(10,373)	10,870	(10,272)	6,289	(10,651)	186,620	(118,870)

Equity transactions:
Purchase payments received from contract owners (note 3)	25,640	7,392	27,513	-	3,638	-	3,179	51
Transfers between funds	56,119	(55,195)	(384)	(15,101)	14,306	245,682	29,941	(35,031)
Redemptions (note 3)	(62,672)	(144,780)	(33,211)	(4,732)	(10,704)	(2,256)	(69,123)	(134,338)
Annuity benefits	(193)	(202)	-	-	-	-	-	-
Adjustments to maintain reserves	53	30	(15)	9	(11)	4	(7)	(14)

Net equity transactions	18,947	(192,755)	(6,097)	(19,824)	7,229	243,430	(36,010)	(169,332)

Net change in contract owners’ equity	16,764	(203,128)	4,773	(30,096)	13,518	232,779	150,610	(288,202)
Contract owners’ equity beginning of period	782,648	985,776	153,073	183,169	232,779	-	758,944	1,047,146

Contract owners’ equity end of period	$799,412	782,648	157,846	153,073	246,297	232,779	909,554	758,944

CHANGES IN UNITS:
Beginning units	58,072	72,236	8,187	9,175	24,296	-	28,552	34,240
Units purchased	15,263	1,685	1,478	46	1,856	24,526	2,996	115
Units redeemed	(13,860)	(15,849)	(1,786)	(1,034)	(1,166)	(230)	(4,288)	(5,803)

Ending units	59,475	58,072	7,879	8,187	24,986	24,296	27,260	28,552

	AMSRS		ACVB		ACVCA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(373)	(475)	1,025	2,181	(6,757)	(7,905)	3,344	2,693
Realized gain (loss) on investments	1,207	1,364	2,743	22,299	6,517	16,359	13,368	27,894
Change in unrealized gain (loss) on investments	1,315	(6,573)	910	(140,358)	(39,739)	(40,490)	17,209	(99,295)
Reinvested capital gains	1,768	4,712	32,869	81,482	48,199	35,609	6,887	38,490

Net increase (decrease) in contract owners’ equity resulting from operations	3,917	(972)	37,547	(34,396)	8,220	3,573	40,808	(30,218)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	18,286	-	-	134	-
Transfers between funds	-	-	93,136	8,786	(38,268)	(363)	8,752	(5,288)
Redemptions (note 3)	(3,590)	(3,278)	(93,798)	(156,963)	(41,946)	(24,406)	(50,403)	(83,354)
Annuity benefits	-	-	-	-	-	-	(5,290)	(5,483)
Adjustments to maintain reserves	14	(10)	15	(24)	(10)	(28)	(11)	(23)

Net equity transactions	(3,576)	(3,288)	(647)	(129,915)	(80,224)	(24,797)	(46,818)	(94,148)

Net change in contract owners’ equity	341	(4,260)	36,900	(164,311)	(72,004)	(21,224)	(6,010)	(124,366)
Contract owners’ equity beginning of period	50,616	54,876	757,323	921,634	512,148	533,372	387,328	511,694

Contract owners’ equity end of period	$50,957	50,616	794,223	757,323	440,144	512,148	381,318	387,328

CHANGES IN UNITS:
Beginning units	2,536	2,697	30,490	35,626	18,286	19,129	20,273	24,980
Units purchased	-	-	5,011	1,429	19	4	792	53
Units redeemed	(178)	(161)	(5,178)	(6,565)	(2,858)	(847)	(3,125)	(4,760)

Ending units	2,358	2,536	30,323	30,490	15,447	18,286	17,940	20,273

	ACVIP2		ACVI		ACVU1		DVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,782	2,135	(1,531)	(4,949)	(616)	(589)	(1,312)	(1,300)
Realized gain (loss) on investments	(10,221)	(10,865)	17,946	3,836	7,274	2,533	(13,352)	(404)
Change in unrealized gain (loss) on investments	16,604	(7,380)	(47,187)	(17,414)	(8,329)	(4,789)	46,804	(15,699)
Reinvested capital gains	3,233	-	-	-	2,962	5,721	14,939	10,311

Net increase (decrease) in contract owners’ equity resulting from operations	11,398	(16,110)	(30,772)	(18,527)	1,291	2,876	47,079	(7,092)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,946	-	38,307	-	-	-	73,138	-
Transfers between funds	18,208	26,674	(17,663)	220,588	27	-	70,120	15,392
Redemptions (note 3)	(29,452)	(43,703)	(105,487)	(53,973)	(7,515)	(7,494)	(85,399)	(9,043)
Annuity benefits	(129)	(134)	-	-	-	-	-	-
Adjustments to maintain reserves	28	28	3	(15)	(7)	3	(13)	(11)

Net equity transactions	(8,399)	(17,135)	(84,840)	166,600	(7,495)	(7,491)	57,846	6,338

Net change in contract owners’ equity	2,999	(33,245)	(115,612)	148,073	(6,204)	(4,615)	104,925	(754)
Contract owners’ equity beginning of period	427,541	460,786	481,003	332,930	55,615	60,230	165,008	165,762

Contract owners’ equity end of period	$430,540	427,541	365,391	481,003	49,411	55,615	269,933	165,008

CHANGES IN UNITS:
Beginning units	32,954	34,134	21,154	14,539	3,032	3,439	7,017	6,785
Units purchased	4,104	4,039	2,121	9,360	1,184	-	6,750	630
Units redeemed	(4,795)	(5,219)	(6,021)	(2,745)	(1,599)	(407)	(4,503)	(398)

Ending units	32,263	32,954	17,254	21,154	2,617	3,032	9,264	7,017

	DCAP		DGI		FQB		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,201	2,193	(444)	(1,259)	11,668	14,143	34,517	74,480
Realized gain (loss) on investments	11,561	35,369	13,532	9,354	(5,171)	1,062	267,522	9,412
Change in unrealized gain (loss) on investments	(87,545)	(120,047)	(18,607)	(26,794)	5,581	(24,075)	68,737	(775,707)
Reinvested capital gains	113,737	44,087	22,682	18,619	-	-	273,549	452,449

Net increase (decrease) in contract owners’ equity resulting from operations	38,954	(38,398)	17,163	(80)	12,078	(8,870)	644,325	(239,366)

Equity transactions:
Purchase payments received from contract owners (note 3)	318	101	-	-	-	-	128,480	202
Transfers between funds	(98,368)	34,892	24,736	(332)	(3,990)	(11,538)	(59,812)	(68,242)
Redemptions (note 3)	(104,225)	(160,762)	(29,201)	(13,362)	(39,483)	(115,457)	(474,998)	(510,040)
Annuity benefits	-	-	-	-	-	-	(102)	(105)
Adjustments to maintain reserves	12	(12)	(2)	(15)	5	(14)	37	2

Net equity transactions	(202,263)	(125,781)	(4,467)	(13,709)	(43,468)	(127,009)	(406,395)	(578,183)

Net change in contract owners’ equity	(163,309)	(164,179)	12,696	(13,789)	(31,390)	(135,879)	237,930	(817,549)
Contract owners’ equity beginning of period	899,807	1,063,986	203,890	217,679	539,774	675,653	4,252,189	5,069,738

Contract owners’ equity end of period	$736,498	899,807	216,586	203,890	508,384	539,774	4,490,119	4,252,189

CHANGES IN UNITS:
Beginning units	41,590	47,269	9,402	10,049	35,646	43,864	153,766	173,509
Units purchased	262	1,788	1,225	21	1,351	64	10,516	488
Units redeemed	(9,841)	(7,467)	(1,417)	(668)	(4,187)	(8,282)	(24,684)	(20,231)

Ending units	32,011	41,590	9,210	9,402	32,810	35,646	139,598	153,766

	FHIP		FAMP		FGP		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$144,486	160,117	1,077	1,941	(36,221)	(36,126)	18,723	22,024
Realized gain (loss) on investments	(130,569)	(244,335)	55,014	24,789	158,757	161,482	(15,793)	(11,410)
Change in unrealized gain (loss) on investments	424,867	(94,275)	(116,555)	(234,006)	(414,129)	(52,981)	57,142	(58,306)
Reinvested capital gains	-	-	99,595	181,156	262,402	94,000	983	1,738

Net increase (decrease) in contract owners’ equity resulting from operations	438,784	(178,493)	39,131	(26,120)	(29,191)	166,375	61,055	(45,954)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,342	637	35,256	9,740	86,627	61	95,873	-
Transfers between funds	590,815	(536,316)	109,096	(56)	(158,173)	(69,146)	281,492	60,309
Redemptions (note 3)	(198,882)	(378,480)	(300,685)	(230,986)	(349,311)	(320,414)	(384,509)	(174,227)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(25)	(8)	(6)	(15)	3	(14)	(1)

Net equity transactions	400,279	(914,184)	(156,341)	(221,308)	(420,872)	(389,496)	(7,158)	(113,919)

Net change in contract owners’ equity	839,063	(1,092,677)	(117,210)	(247,428)	(450,063)	(223,121)	53,897	(159,873)
Contract owners’ equity beginning of period	2,997,799	4,090,476	2,410,640	2,658,068	2,818,347	3,041,468	2,071,603	2,231,476

Contract owners’ equity end of period	$3,836,862	2,997,799	2,293,430	2,410,640	2,368,284	2,818,347	2,125,500	2,071,603

CHANGES IN UNITS:
Beginning units	169,370	219,491	98,069	106,718	89,455	101,963	149,862	157,964
Units purchased	101,802	152,540	7,808	376	5,685	467	34,616	9,635
Units redeemed	(79,253)	(202,661)	(14,028)	(9,025)	(19,473)	(12,975)	(35,361)	(17,737)

Ending units	191,919	169,370	91,849	98,069	75,667	89,455	149,117	149,862

	FOP		FVSS		OVMS		OVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,077)	387	(943)	(1,083)	5,385	5,009	55,812	24,126
Realized gain (loss) on investments	(18,029)	30,377	2,225	2,363	5,381	2,316	(45,286)	(46,406)
Change in unrealized gain (loss) on investments	(30,957)	(42,091)	17,861	(12,815)	11,132	(11,088)	(14,743)	18,694
Reinvested capital gains	1,089	781	-	202	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48,974)	(10,546)	19,143	(11,333)	21,898	(3,763)	(4,217)	(3,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	79,596	-	-	-	620	152	1,098	719
Transfers between funds	(39,106)	325,482	647	248	15,787	(555)	1,299,659	1,037
Redemptions (note 3)	(129,195)	(64,352)	(2,413)	(2,536)	(45,083)	(25,559)	(46,106)	(105,071)
Annuity benefits	(53)	(40)	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	248	(3)	2	13	(29)	1	(16)

Net equity transactions	(88,774)	261,338	(1,769)	(2,286)	(28,663)	(25,991)	1,254,652	(103,331)

Net change in contract owners’ equity	(137,748)	250,792	17,374	(13,619)	(6,765)	(29,754)	1,250,435	(106,917)
Contract owners’ equity beginning of period	753,268	502,476	242,877	256,496	604,190	633,944	892,714	999,631

Contract owners’ equity end of period	$615,520	753,268	260,251	242,877	597,425	604,190	2,143,149	892,714

CHANGES IN UNITS:
Beginning units	37,167	25,337	11,486	11,589	29,347	30,597	65,416	72,881
Units purchased	7,344	14,987	54	11	803	25	95,224	302
Units redeemed	(12,051)	(3,157)	(133)	(114)	(2,178)	(1,275)	(6,339)	(7,767)

Ending units	32,460	37,167	11,407	11,486	27,972	29,347	154,301	65,416

	OVGS		OVGI		OVAG		TRHS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,434)	(3,979)	(412)	(1,051)	(2,760)	(5,664)	(10,511)	(17,552)
Realized gain (loss) on investments	141,540	62,629	24,686	12,775	18,462	99,051	(124,268)	18,846
Change in unrealized gain (loss) on investments	(336,605)	(172,786)	(33,021)	(38,092)	(30,660)	(110,454)	(830)	(102,052)
Reinvested capital gains	148,399	173,037	29,884	30,021	15,592	35,809	2,027	105,443

Net increase (decrease) in contract owners’ equity resulting from operations	(55,100)	58,901	21,137	3,653	634	18,742	(133,582)	4,685

Equity transactions:
Purchase payments received from contract owners (note 3)	41,811	-	422	-	34,520	40,000	7,195	-
Transfers between funds	(297,051)	201,327	77,799	(404)	(34,375)	49,344	(970,006)	994,952
Redemptions (note 3)	(175,602)	(268,744)	(39,277)	(19,012)	(47,219)	(313,163)	(34,710)	(24,372)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(57)	-	5	(5)	6	18	(16)

Net equity transactions	(430,834)	(67,474)	38,944	(19,411)	(47,079)	(223,813)	(997,503)	970,564

Net change in contract owners’ equity	(485,934)	(8,573)	60,081	(15,758)	(46,445)	(205,071)	(1,131,085)	975,249
Contract owners’ equity beginning of period	2,532,880	2,541,453	189,549	205,307	229,832	434,903	1,398,289	423,040

Contract owners’ equity end of period	$2,046,946	2,532,880	249,630	189,549	183,387	229,832	267,204	1,398,289

CHANGES IN UNITS:
Beginning units	52,523	53,984	12,657	13,961	25,881	51,453	44,455	14,907
Units purchased	1,794	4,435	8,062	23	5,491	10,972	729	30,622
Units redeemed	(11,283)	(5,896)	(5,566)	(1,327)	(10,896)	(36,544)	(35,530)	(1,074)

Ending units	43,034	52,523	15,153	12,657	20,476	25,881	9,654	44,455

	VWHAS		VWBF		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(976)	(424)	(1,950)	7,427	(6,795)	(13,615)	(4,171)	(6,703)
Realized gain (loss) on investments	(10,564)	(6,639)	(9,348)	(1,865)	(101,309)	3,702	(12,294)	(14,881)
Change in unrealized gain (loss) on investments	30,393	(4,699)	17,992	(28,371)	79,290	(210,166)	149,964	(155,387)
Reinvested capital gains	-	-	-	-	5,322	13,672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,853	(11,762)	6,694	(22,809)	(23,492)	(206,407)	133,499	(176,971)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,736	-	-	-	104	-	(65)	-
Transfers between funds	87,432	(6,067)	711	1,159	(470,482)	1,056,671	(1,260)	-
Redemptions (note 3)	(18,713)	(1,777)	(16,107)	(2,821)	(11,348)	(21,777)	(19,696)	(35,257)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	(3)	(1)	(1)	(2)	244	10	6

Net equity transactions	78,454	(7,847)	(15,397)	(1,663)	(481,728)	1,035,138	(21,011)	(35,251)

Net change in contract owners’ equity	97,307	(19,609)	(8,703)	(24,472)	(505,220)	828,731	112,488	(212,222)
Contract owners’ equity beginning of period	24,370	43,979	135,636	160,108	1,097,757	269,026	326,905	539,127

Contract owners’ equity end of period	$121,677	24,370	126,933	135,636	592,537	1,097,757	439,393	326,905

CHANGES IN UNITS:
Beginning units	4,479	5,286	8,948	9,047	51,348	10,665	19,219	20,788
Units purchased	16,019	949	292	68	521	41,759	-	-
Units redeemed	(4,679)	(1,756)	(1,256)	(167)	(23,776)	(1,076)	(981)	(1,569)

Ending units	15,819	4,479	7,984	8,948	28,093	51,348	18,238	19,219

	SVDF		SVOF		CAF		FOPR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,330)	(4,002)	9,788	(25,025)	(1,361)	(5,231)	-	(933)
Realized gain (loss) on investments	(798)	4,088	12,832	32,219	101,532	45,148	-	44,766
Change in unrealized gain (loss) on investments	(2,520)	(47,442)	(24,513)	(276,740)	(141,484)	(82,300)	-	(27,051)
Reinvested capital gains	17,297	40,157	170,092	190,309	37,620	56,502	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,649	(7,199)	168,199	(79,237)	(3,693)	14,119	-	16,782

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	27,672	4,000	-	-	-	-
Transfers between funds	(558)	(87)	(60,650)	643	(441,418)	16,309	-	(201,188)
Redemptions (note 3)	(28,757)	(13,942)	(213,009)	(153,957)	(4,114)	(78,812)	-	(6,995)
Annuity benefits	-	-	-	-	-	-	-	(20)
Adjustments to maintain reserves	(32)	10	(26)	(28)	3	7	-	(227)

Net equity transactions	(29,347)	(14,019)	(246,013)	(149,342)	(445,529)	(62,496)	-	(208,430)

Net change in contract owners’ equity	(18,698)	(21,218)	(77,814)	(228,579)	(449,222)	(48,377)	-	(191,648)
Contract owners’ equity beginning of period	252,352	273,570	1,727,853	1,956,432	449,222	497,599	-	191,648

Contract owners’ equity end of period	$233,654	252,352	1,650,039	1,727,853	-	449,222	-	-

CHANGES IN UNITS:
Beginning units	6,429	6,768	39,925	43,176	22,414	25,611	-	11,375
Units purchased	19	27	665	112	4	930	-	33
Units redeemed	(836)	(366)	(6,119)	(3,363)	(22,418)	(4,127)	-	(11,408)

Ending units	5,612	6,429	34,471	39,925	-	22,414	-	-

	ACVI3		AMTG
	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(1,014)	-	(3,148)
Realized gain (loss) on investments	-	60,184	-	111,830
Change in unrealized gain (loss) on investments	-	(43,991)	-	(99,906)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	15,179	-	8,776

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-
Transfers between funds	-	(220,041)	-	(239,549)
Redemptions (note 3)	-	(16,593)	-	(26,530)
Annuity benefits	-	-	-	-
Adjustments to maintain reserves	-	(4)	-	(2)

Net equity transactions	-	(236,638)	-	(266,081)

Net change in contract owners’ equity	-	(221,459)	-	(257,305)
Contract owners’ equity beginning of period	-	221,459	-	257,305

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	13,318	-	9,062
Units purchased	-	31	-	202
Units redeemed	-	(13,349)	-	(9,264)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.20%, for a total variable account charge of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $69,721 and $45,657, respectively, and total transfers from the Account to the fixed account were $65,011 and $40,002, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $34,008 and $1,896 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$69,895,603	$-	$-	$69,895,603

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$1,327,511	$809,362
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	26,492	12,354
Mid Cap Value Portfolio: Class 1 (JPMMV1)	106,592	56,383
Forty Portfolio: Service Shares (JACAS)	78,876	165,355
Global Technology Portfolio: Service Shares (JAGTS)	22,936	845,754
Overseas Portfolio: Service Shares (JAIGS)	4,337	41,812
Emerging Markets Debt Portfolio - Class I (MSEM)	348	90
U.S. Real Estate Portfolio - Class I (MSVRE)	47,365	248,522
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	253,214	287,736
NVIT Emerging Markets Fund - Class I (GEM)	24,242	90,505
NVIT International Equity Fund - Class I (GIG)	1,096,350	284,153
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	8,858	3,603
NVIT Core Bond Fund - Class I (NVCBD1)	255,554	318,800
NVIT Nationwide Fund - Class I (TRF)	35,088	1,267,333
NVIT Government Bond Fund - Class I (GBF)	443,008	611,308
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	18,279	4,994
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	68,893	127,341
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	255,310	239,325
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	21,470	11,945
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	31,189	50,115
NVIT Mid Cap Index Fund - Class I (MCIF)	316,654	398,753
NVIT Money Market Fund - Class I (SAM)	2,615,850	3,393,573
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	7,845	142,872
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	35,410	140,966
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	46,210	157,652
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	19,263	171,758
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	20,712	35,143
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	31,837	10,342
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	41,500	182,335
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	103,321	321,627
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,002,431	303,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)	577,306	1,006,783
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,867,327	719,726
Invesco NVIT Comstock Value Fund - Class II (EIF2)	10,425	68,841
NVIT Real Estate Fund - Class I (NVRE1)	141,172	161,485
Short Duration Bond Portfolio - I Class Shares (AMTB)	216,975	200,209
Guardian Portfolio - I Class Shares (AMGP)	31,588	9,787
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	24,920	10,322
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	165,807	133,590
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,113	4,307
VP Balanced Fund - Class I (ACVB)	174,541	141,309
VP Capital Appreciation Fund - Class I (ACVCA)	48,617	87,390
VP Income & Growth Fund - Class I (ACVIG)	29,751	66,331
VP Inflation Protection Fund - Class II (ACVIP2)	63,425	66,837
VP International Fund - Class I (ACVI)	50,281	136,655
VP Ultra(R) Fund - Class I (ACVU1)	24,521	29,664
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	179,084	107,598
Appreciation Portfolio - Initial Shares (DCAP)	127,357	214,694
Growth and Income Portfolio - Initial Shares (DGI)	51,907	34,135
Quality Bond Fund II - Primary Shares (FQB)	40,105	71,911
Equity-Income Portfolio - Initial Class (FEIP)	658,978	757,344
High Income Portfolio - Initial Class (FHIP)	2,004,432	1,459,671
VIP Asset Manager Portfolio - Initial Class (FAMP)	317,855	373,516
VIP Growth Portfolio - Initial Class (FGP)	422,516	617,192
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	524,903	512,342
VIP Overseas Portfolio - Initial Class (FOP)	144,114	232,862
VIP Value Strategies Portfolio - Service Class (FVSS)	3,642	6,351
Capital Income Fund/VA - Non-Service Shares (OVMS)	30,424	53,715
Core Bond Fund/VA - Non-Service Shares (OVB)	1,419,779	109,316
Global Securities Fund/VA - Non-Service Shares (OVGS)	217,257	508,135
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	154,619	86,204
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	63,698	97,940
Health Sciences Portfolio - II (TRHS2)	15,512	1,021,519
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	109,975	32,496
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	4,692	22,038
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	11,365	494,564
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	4,275	29,468
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	17,980	33,327
Advantage VT Opportunity Fund - Class 2 (SVOF)	206,534	272,641
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	38,218	447,499

	$18,564,935	$21,175,103

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	1.45%	186,051	$36.35	$6,762,694	2.05%	10.09%
2015	1.45%	177,730	33.02	5,868,050	1.79%	-0.36%
2014	1.45%	218,051	33.14	7,225,250	1.76%	11.78%
2013	1.45%	218,359	29.64	6,472,921	1.86%	30.11%
2012	1.45%	219,920	22.78	5,010,388	1.98%	14.06%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	1.45%	7,282	27.24	198,380	1.29%	8.78%
2015	1.45%	7,421	25.04	185,853	1.02%	-4.60%
2014	1.45%	8,199	26.25	215,262	1.05%	11.81%
2013	1.45%	10,197	23.48	239,440	1.21%	32.40%
2012	1.45%	9,477	17.73	168,064	0.79%	10.35%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	1.45%	14,721	27.26	401,315	0.86%	13.04%
2015	1.45%	13,291	24.12	320,543	0.97%	-4.07%
2014	1.45%	21,552	25.14	541,810	0.93%	13.44%
2013	1.45%	22,098	22.16	489,726	1.35%	30.38%
2012	1.45%	95,684	17.00	1,626,361	0.36%	18.63%
Forty Portfolio: Service Shares (JACAS)
2016	1.45%	22,629	15.73	355,920	0.85%	0.47%
2015	1.45%	31,703	15.66	496,316	1.23%	10.31%
2014	1.45%	29,742	14.19	422,067	0.03%	6.90%
2013	1.45%	33,621	13.28	446,354	0.53%	28.99%
2012	1.45%	42,173	10.29	434,061	0.57%	22.06%
Global Technology Portfolio: Service Shares (JAGTS)
2016	1.45%	9,695	8.91	86,349	0.02%	12.21%
2015	1.45%	111,738	7.94	886,860	1.02%	3.13%
2014	1.45%	9,395	7.70	72,305	0.00%	7.76%
2013	1.45%	10,164	7.14	72,589	0.00%	33.43%
2012	1.45%	9,322	5.35	49,902	0.00%	17.42%
Overseas Portfolio: Service Shares (JAIGS)
2016	1.45%	5,366	9.81	52,632	4.49%	-8.06%
2015	1.45%	9,793	10.67	104,472	0.49%	-10.13%
2014	1.45%	12,549	11.87	148,970	5.30%	-13.38%
2013	1.45%	14,847	13.70	203,450	2.54%	12.62%
2012	1.45%	25,977	12.17	316,062	0.89%	11.54%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	1.45%	235	27.08	6,363	5.54%	8.96%
2015	1.45%	235	24.85	5,840	5.29%	-2.55%
2014	1.45%	235	25.50	5,993	8.13%	1.43%
2013	1.45%	791	25.14	19,887	2.94%	-10.07%
2012	1.45%	1,672	27.96	46,747	2.85%	16.25%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	1.45%	13,103	67.98	890,739	1.33%	5.27%
2015	1.45%	16,177	64.58	1,044,680	1.37%	0.69%
2014	1.45%	19,302	64.14	1,238,030	1.45%	27.84%
2013	1.45%	20,853	50.17	1,046,172	1.08%	0.57%
2012	1.45%	23,252	49.88	1,159,925	0.88%	14.15%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	1.45%	53,148	25.30	1,344,812	2.30%	18.70%
2015	1.45%	60,465	21.32	1,288,937	2.09%	-5.66%
2014	1.45%	85,898	22.60	1,941,058	2.02%	11.48%
2013	1.45%	88,677	20.27	1,797,507	1.87%	29.99%
2012	1.45%	93,488	15.59	1,457,875	0.93%	13.00%
NVIT Emerging Markets Fund - Class I (GEM)
2016	1.45%	14,462	18.28	264,296	0.81%	6.16%
2015	1.45%	18,425	17.22	317,208	0.54%	-17.21%
2014	1.45%	59,690	20.80	1,241,320	0.87%	-6.88%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Equity Fund - Class I (GIG)
2016	1.45%	173,249	12.78	2,213,677	2.63%	-0.59%
2015	1.45%	107,443	12.85	1,380,989	0.51%	-4.46%
2014	1.45%	87,331	13.45	1,174,920	1.71%	-1.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	1.45%	3,888	24.76	96,255	0.83%	11.96%
2015	1.45%	3,821	22.11	84,491	0.75%	-2.51%
2014	1.45%	4,673	22.68	105,996	0.88%	5.05%
2013	1.45%	6,734	21.59	145,376	1.36%	41.74%
2012	1.45%	1,572	15.23	23,948	2.37%	15.24%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.45%	877	21.63	18,972	1.41%	36.76%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	1.45%	79,099	12.51	989,296	3.02%	3.82%
2015	1.45%	85,697	12.05	1,032,353	2.66%	-2.16%
2014	1.45%	138,431	12.31	1,704,428	2.83%	3.53%
2013	1.45%	97,153	11.89	1,155,374	2.43%	-3.33%
2012	1.45%	158,316	12.30	1,947,696	2.01%	6.19%
NVIT Nationwide Fund - Class I (TRF)
2016	1.45%	86,090	29.72	2,558,545	1.19%	9.78%
2015	1.45%	130,980	27.07	3,545,917	1.18%	-0.53%
2014	1.45%	161,204	27.22	4,387,323	1.16%	10.52%
2013	1.45%	168,058	24.62	4,138,403	2.56%	29.20%
2012	1.45%	53,415	19.06	1,018,055	1.45%	12.55%
NVIT Government Bond Fund - Class I (GBF)
2016	1.45%	70,057	18.45	1,292,360	1.86%	-0.72%
2015	1.45%	79,303	18.58	1,473,460	1.70%	-1.56%
2014	1.45%	90,895	18.87	1,715,556	1.94%	3.05%
2013	1.45%	98,020	18.31	1,795,228	1.94%	-5.45%
2012	1.45%	112,912	19.37	2,187,101	2.18%	1.56%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	1.45%	10,379	19.99	207,449	1.68%	7.88%
2015	1.45%	10,496	18.53	194,455	1.31%	-2.43%
2014	1.45%	14,839	18.99	281,773	1.65%	3.46%
2013	1.45%	14,185	18.35	260,339	1.27%	25.40%
2012	1.45%	12,586	14.64	184,200	1.58%	14.22%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	1.45%	9,516	14.11	134,297	2.14%	2.76%
2015	1.45%	14,072	13.73	193,256	1.60%	-1.19%
2014	1.45%	16,936	13.90	235,403	1.67%	2.38%
2013	1.45%	18,532	13.58	251,576	1.24%	3.31%
2012	1.45%	49,133	13.14	645,644	1.95%	3.65%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	1.45%	57,225	17.64	1,009,388	2.01%	5.59%
2015	1.45%	59,825	16.70	999,366	1.24%	-1.78%
2014	1.45%	140,981	17.01	2,397,698	1.69%	3.66%
2013	1.45%	151,653	16.41	2,488,230	2.81%	14.94%
2012	1.45%	59,298	14.28	846,503	2.05%	9.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	1.45%	12,637	19.15	241,949	1.79%	6.91%
2015	1.45%	13,116	17.91	234,882	1.45%	-2.17%
2014	1.45%	13,942	18.31	255,211	1.29%	3.44%
2013	1.45%	24,716	17.70	437,405	1.63%	20.60%
2012	1.45%	29,822	14.67	437,620	1.32%	12.11%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	1.45%	25,512	16.13	411,634	1.90%	4.17%
2015	1.45%	27,797	15.49	430,531	1.63%	-1.48%
2014	1.45%	30,527	15.72	479,917	1.57%	3.22%
2013	1.45%	37,511	15.23	571,312	1.84%	8.89%
2012	1.45%	33,969	13.99	475,114	1.40%	6.47%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	1.45%	87,936	30.49	2,681,303	1.22%	18.55%
2015	1.45%	100,202	25.72	2,577,236	1.17%	-3.95%
2014	1.45%	76,872	26.78	2,058,436	1.11%	7.83%
2013	1.45%	78,303	24.83	1,944,408	1.08%	31.12%
2012	1.45%	89,498	18.94	1,694,962	0.76%	15.77%
NVIT Money Market Fund - Class I (SAM)
2016	1.45%	235,347	11.60	2,730,408	0.01%	-1.44%
2015	1.45%	298,031	11.77	3,508,095	0.00%	-1.45%
2014	1.45%	270,731	11.94	3,233,636	0.00%	-1.45%
2013	1.45%	288,132	12.12	3,492,121	0.00%	-1.45%
2012	1.45%	391,172	12.30	4,810,691	0.00%	-1.45%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	1.45%	13,326	9.17	122,244	1.16%	-3.54%
2015	1.45%	28,605	9.51	272,046	0.77%	-1.93%
2014	1.45%	18,413	9.70	178,579	1.07%	-3.02%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	1.45%	32,570	8.74	284,783	2.82%	3.70%
2015	1.45%	46,681	8.43	393,589	1.27%	-6.50%
2014	1.45%	38,416	9.02	346,394	2.04%	-9.83%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	1.45%	11,608	23.29	270,339	0.74%	0.71%
2015	1.45%	18,468	23.12	427,024	0.48%	1.93%
2014	1.45%	17,574	22.68	398,640	0.47%	8.83%
2013	1.45%	21,165	20.84	441,147	0.75%	32.79%
2012	1.45%	29,361	15.70	460,847	0.52%	14.66%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	1.45%	1,121	17.85	20,012	1.88%	14.67%
2015	1.45%	10,715	15.57	166,813	1.28%	-4.56%
2014	1.45%	10,831	16.31	176,667	1.22%	8.92%
2013	1.45%	11,526	14.98	172,599	1.38%	33.48%
2012	1.45%	13,544	11.22	151,965	1.44%	16.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.45%	6,923	23.79	164,707	0.00%	4.93%
2015	1.45%	8,343	22.67	189,173	0.00%	-1.63%
2014	1.45%	59,094	23.05	1,362,137	0.00%	2.53%
2013	1.45%	64,633	22.48	1,453,150	0.00%	36.93%
2012	1.45%	6,387	16.42	104,868	0.00%	13.23%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	1.45%	7,100	28.63	203,261	1.44%	15.89%
2015	1.45%	6,916	24.70	170,841	0.98%	-4.29%
2014	1.45%	13,420	25.81	346,379	1.79%	15.32%
2013	1.45%	6,195	22.38	138,651	1.28%	33.71%
2012	1.45%	4,866	16.74	81,449	1.04%	14.65%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	1.45%	12,800	11.03	141,216	0.00%	6.74%
2015	1.45%	30,271	10.34	312,882	0.00%	-0.70%
2014	1.45%	27,440	10.41	285,635	0.00%	1.32%
2013	1.45%	35,003	10.27	359,612	0.00%	42.20%
2012	1.45%	30,235	7.22	218,445	0.00%	11.79%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	1.45%	24,574	39.72	976,100	0.57%	24.11%
2015	1.45%	33,935	32.00	1,086,057	0.58%	-7.39%
2014	1.45%	63,501	34.56	2,194,351	0.52%	5.47%
2013	1.45%	66,754	32.76	2,187,121	0.67%	38.37%
2012	1.45%	98,191	23.68	2,325,082	0.80%	18.70%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	1.45%	40,804	54.83	2,237,139	0.38%	21.06%
2015	1.45%	31,641	45.29	1,433,025	0.36%	-3.06%
2014	1.45%	37,726	46.72	1,762,578	0.17%	-0.65%
2013	1.45%	41,179	47.02	1,936,428	0.13%	38.86%
2012	1.45%	49,073	33.86	1,661,789	0.15%	13.82%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	1.45%	122,527	17.97	2,201,462	3.01%	7.08%
2015	1.45%	148,771	16.78	2,496,337	1.97%	-4.30%
2014	1.45%	129,602	17.53	2,272,381	3.04%	2.38%
2013	1.45%	142,618	17.13	2,442,510	3.14%	-2.56%
2012	1.45%	201,588	17.58	3,543,099	3.76%	10.62%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.45%	242,749	23.88	5,796,655	0.74%	2.13%
2015	1.45%	248,745	23.38	5,815,739	0.60%	3.57%
2014	1.45%	299,637	22.57	6,764,186	0.71%	7.22%
2013	1.45%	330,908	21.05	6,966,948	0.78%	34.72%
2012	1.45%	370,210	15.63	5,785,572	0.67%	16.96%
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2016	1.45%	25,023	19.19	480,118	2.16%	15.87%
2015	1.45%	28,871	16.56	478,065	1.57%	-7.87%
2014	1.45%	30,791	17.97	553,418	1.15%	7.35%
2013	1.45%	35,621	16.74	596,395	0.00%	33.34%
2012	1.45%	31,448	12.56	394,889	1.04%	16.45%
NVIT Real Estate Fund - Class I (NVRE1)
2016	1.45%	35,805	28.71	1,027,998	1.96%	5.80%
2015	1.45%	39,677	27.14	1,076,754	3.31%	-6.73%
2014	1.45%	9,134	29.10	265,763	3.84%	27.02%
2013	1.45%	5,743	22.91	131,533	1.25%	1.55%
2012	1.45%	7,903	22.56	178,271	1.37%	14.10%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	1.45%	59,475	13.41	797,754	1.22%	-0.24%
2015	1.45%	58,072	13.45	780,844	1.37%	-1.27%
2014	1.45%	72,236	13.62	983,791	1.03%	-0.85%
2013	1.45%	193,231	13.74	2,654,132	2.48%	-0.84%
2012	1.45%	70,934	13.85	982,593	2.54%	3.08%
Guardian Portfolio - I Class Shares (AMGP)
2016	1.45%	7,879	20.04	157,846	0.55%	7.16%
2015	1.45%	8,187	18.70	153,073	0.71%	-6.35%
2014	1.45%	9,175	19.96	183,169	0.37%	7.45%
2013	1.45%	20,865	18.58	387,678	0.82%	36.80%
2012	1.45%	19,885	13.58	270,073	0.28%	11.09%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.45%	24,986	9.86	246,297	0.00%	2.89%
2015	1.45%	24,296	9.58	232,779	0.00%	-4.19%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	1.45%	27,260	33.37	909,554	0.82%	25.52%
2015	1.45%	28,552	26.58	758,944	0.71%	-13.08%
2014	1.45%	34,240	30.58	1,047,146	0.72%	8.26%
2013	1.45%	37,564	28.25	1,061,156	1.13%	29.24%
2012	1.45%	43,638	21.86	953,851	0.39%	14.90%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	1.45%	2,358	21.61	50,957	0.69%	8.27%
2015	1.45%	2,536	19.96	50,616	0.56%	-1.91%
2014	1.45%	2,697	20.35	54,876	0.37%	8.78%
2013	1.45%	3,458	18.70	64,680	0.72%	35.61%
2012	1.45%	2,721	13.79	37,530	0.16%	9.37%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2016	1.45%	30,323	26.19	794,223	1.58%	5.45%
2015	1.45%	30,490	24.84	757,323	1.72%	-3.99%
2014	1.45%	35,626	25.87	921,634	1.54%	8.26%
2013	1.45%	39,417	23.90	941,899	1.57%	15.72%
2012	1.45%	48,472	20.65	1,000,889	2.06%	10.18%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	1.45%	15,447	28.50	440,144	0.00%	1.74%
2015	1.45%	18,286	28.01	512,148	0.00%	0.45%
2014	1.45%	19,129	27.88	533,372	0.00%	6.57%
2013	1.45%	18,578	26.16	486,035	0.00%	29.02%
2012	1.45%	20,411	20.28	413,889	0.00%	14.32%
VP Income & Growth Fund - Class I (ACVIG)
2016	1.45%	17,940	19.80	355,272	2.34%	11.84%
2015	1.45%	20,273	17.71	358,962	2.07%	-6.99%
2014	1.45%	24,980	19.04	475,543	2.01%	10.87%
2013	1.45%	34,050	17.17	584,644	2.15%	33.85%
2012	1.45%	51,466	12.83	660,173	2.21%	13.08%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	1.45%	32,263	13.31	429,433	1.86%	2.88%
2015	1.45%	32,954	12.94	426,373	1.95%	-3.88%
2014	1.45%	34,134	13.46	459,466	1.25%	1.80%
2013	1.45%	40,904	13.22	540,865	1.61%	-9.81%
2012	1.45%	64,545	14.66	946,261	2.41%	5.83%
VP International Fund - Class I (ACVI)
2016	1.45%	17,254	21.18	365,391	1.09%	-6.87%
2015	1.45%	21,154	22.74	481,003	0.29%	-0.70%
2014	1.45%	14,539	22.90	332,930	1.72%	-6.88%
2013	1.45%	17,023	24.59	418,624	1.71%	20.64%
2012	1.45%	18,482	20.38	376,752	0.90%	19.40%
VP Ultra(R) Fund - Class I (ACVU1)
2016	1.45%	2,617	18.88	49,411	0.42%	2.94%
2015	1.45%	3,032	18.34	55,615	0.45%	4.73%
2014	1.45%	3,439	17.51	60,230	0.37%	8.40%
2013	1.45%	3,442	16.16	55,612	0.80%	35.09%
2012	1.45%	3,448	11.96	41,227	0.00%	12.27%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	1.45%	9,264	29.14	269,933	0.79%	23.91%
2015	1.45%	7,017	23.52	165,008	0.69%	-3.75%
2014	1.45%	6,785	24.43	165,762	0.81%	3.60%
2013	1.45%	11,596	23.58	273,437	1.15%	38.68%
2012	1.45%	9,597	17.01	163,200	0.45%	14.06%
Appreciation Portfolio - Initial Shares (DCAP)
2016	1.45%	32,011	23.01	736,498	1.60%	6.34%
2015	1.45%	41,590	21.64	899,807	1.69%	-3.88%
2014	1.45%	47,269	22.51	1,063,986	1.77%	6.52%
2013	1.45%	67,300	21.13	1,422,085	1.75%	19.35%
2012	1.45%	204,655	17.70	3,623,428	3.39%	8.83%
Growth and Income Portfolio - Initial Shares (DGI)
2016	1.45%	9,210	23.52	216,586	1.24%	8.44%
2015	1.45%	9,402	21.69	203,890	0.86%	0.11%
2014	1.45%	10,049	21.66	217,679	0.77%	8.48%
2013	1.45%	12,393	19.97	247,471	0.91%	34.80%
2012	1.45%	12,970	14.81	192,131	1.42%	16.36%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2016	1.45%	32,810	15.49	508,384	3.70%	2.32%
2015	1.45%	35,646	15.14	539,774	3.83%	-1.69%
2014	1.45%	43,864	15.40	675,653	3.23%	2.29%
2013	1.45%	28,997	15.06	436,659	4.73%	-0.43%
2012	1.45%	41,842	15.12	632,811	3.76%	8.13%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.45%	139,598	32.16	4,489,141	2.26%	16.31%
2015	1.45%	153,766	27.65	4,251,276	3.05%	-5.36%
2014	1.45%	173,509	29.21	5,068,690	2.58%	7.14%
2013	1.45%	204,428	27.27	5,573,851	2.43%	26.29%
2012	1.45%	223,405	21.59	4,823,200	2.95%	15.60%
High Income Portfolio - Initial Class (FHIP)
2016	1.45%	191,919	19.99	3,836,862	5.45%	12.95%
2015	1.45%	169,370	17.70	2,997,799	5.99%	-5.02%
2014	1.45%	219,491	18.64	4,090,476	6.22%	-0.31%
2013	1.45%	223,416	18.69	4,176,596	5.90%	4.41%
2012	1.45%	246,805	17.90	4,418,941	5.48%	12.57%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	1.45%	91,849	24.97	2,293,430	1.50%	1.58%
2015	1.45%	98,069	24.58	2,410,640	1.54%	-1.31%
2014	1.45%	106,718	24.91	2,658,068	1.52%	4.30%
2013	1.45%	111,779	23.88	2,669,386	1.66%	14.03%
2012	1.45%	104,592	20.94	2,190,451	1.47%	10.85%
VIP Growth Portfolio - Initial Class (FGP)
2016	1.45%	75,667	31.30	2,368,284	0.04%	-0.66%
2015	1.45%	89,455	31.51	2,818,347	0.26%	5.62%
2014	1.45%	101,963	29.83	3,041,468	0.18%	9.68%
2013	1.45%	111,826	27.20	3,041,169	0.29%	34.36%
2012	1.45%	122,995	20.24	2,489,534	0.58%	13.02%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	1.45%	149,117	14.25	2,125,500	2.34%	3.12%
2015	1.45%	149,862	13.82	2,071,603	2.47%	-2.15%
2014	1.45%	157,964	14.13	2,231,476	2.32%	4.22%
2013	1.45%	148,701	13.55	2,015,568	1.85%	-3.31%
2012	1.45%	251,191	14.02	3,521,385	2.27%	4.23%
VIP Overseas Portfolio - Initial Class (FOP)
2016	1.45%	32,460	18.95	615,069	1.30%	-6.44%
2015	1.45%	37,167	20.25	752,745	1.51%	2.12%
2014	1.45%	25,337	19.83	502,476	1.27%	-9.41%
2013	1.45%	28,203	21.89	617,413	1.38%	28.55%
2012	1.45%	29,764	17.03	506,887	1.95%	18.99%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	1.45%	11,407	22.82	260,251	1.06%	7.90%
2015	1.45%	11,486	21.15	242,877	1.05%	-4.46%
2014	1.45%	11,589	22.13	256,496	0.94%	5.15%
2013	1.45%	11,776	21.05	247,880	0.80%	28.55%
2012	1.45%	15,591	16.37	255,288	0.55%	25.25%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2016	1.45%	27,972	21.36	597,425	2.35%	3.74%
2015	1.45%	29,347	20.59	604,190	2.26%	-0.63%
2014	1.45%	30,597	20.72	633,944	2.08%	6.63%
2013	1.45%	36,342	19.43	706,145	2.36%	11.53%
2012	1.45%	41,052	17.42	715,211	1.39%	10.71%
Core Bond Fund/VA - Non-Service Shares (OVB)
2016	1.45%	154,301	13.89	2,143,149	5.01%	1.78%
2015	1.45%	65,416	13.65	892,714	4.04%	-0.50%
2014	1.45%	72,881	13.72	999,631	5.12%	5.71%
2013	1.45%	79,610	12.98	1,032,943	5.16%	-1.55%
2012	1.45%	93,883	13.18	1,237,286	4.99%	8.69%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	1.45%	43,034	47.57	2,046,946	1.06%	-1.37%
2015	1.45%	52,523	48.22	2,532,880	1.32%	2.44%
2014	1.45%	53,984	47.08	2,541,453	1.35%	0.81%
2013	1.45%	28,388	46.70	1,325,745	1.36%	25.46%
2012	1.45%	31,970	37.22	1,189,984	2.07%	19.50%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	1.45%	15,153	16.47	249,630	1.27%	10.00%
2015	1.45%	12,657	14.98	189,549	0.93%	1.83%
2014	1.45%	13,961	14.71	205,307	0.75%	9.10%
2013	1.45%	12,732	13.48	171,631	1.10%	29.86%
2012	1.45%	12,923	10.38	134,146	1.00%	15.17%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	1.45%	20,476	8.96	183,387	0.00%	0.85%
2015	1.45%	25,881	8.88	229,832	0.00%	5.06%
2014	1.45%	51,453	8.45	434,903	0.00%	4.25%
2013	1.45%	63,142	8.11	511,945	0.01%	34.01%
2012	1.45%	59,068	6.05	357,363	0.00%	14.75%
Health Sciences Portfolio - II (TRHS2)
2016	1.45%	9,654	27.68	267,204	0.00%	-12.01%
2015	1.45%	44,455	31.45	1,398,289	0.00%	10.84%
2014	1.45%	14,907	28.38	423,040	0.00%	29.32%
2013	1.45%	11,822	21.94	259,423	0.00%	48.33%
2012	1.45%	12,018	14.79	177,809	0.00%	29.10%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2016	1.45%	15,819	7.69	121,677	0.16%	41.34%
2015	1.45%	4,479	5.44	24,370	0.03%	-34.59%
2014	1.45%	5,286	8.32	43,979	0.00%	-20.52%
2013	1.45%	3,208	10.47	33,580	0.38%	8.70%
2012	1.45%	3,261	9.63	31,395	0.88%	-3.70%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	1.45%	7,984	15.90	126,933	0.00%	4.88%
2015	1.45%	8,948	15.16	135,636	6.43%	-14.35%
2014	1.45%	9,047	17.70	160,108	5.43%	0.70%
2013	1.45%	10,596	17.57	186,213	3.07%	-10.49%
2012	1.45%	72,740	19.63	1,428,073	0.28%	4.02%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	1.45%	28,093	21.09	592,537	0.60%	-1.34%
2015	1.45%	51,348	21.38	1,097,757	0.14%	-15.24%
2014	1.45%	10,665	25.22	269,026	0.52%	-1.86%
2013	1.45%	11,276	25.70	289,799	2.04%	10.40%
2012	1.45%	74,733	23.28	1,739,804	0.00%	27.92%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	1.45%	18,238	24.09	439,393	0.39%	41.63%
2015	1.45%	19,219	17.01	326,905	0.03%	-34.41%
2014	1.45%	20,788	25.94	539,127	0.09%	-20.28%
2013	1.45%	23,198	32.53	754,694	0.70%	8.93%
2012	1.45%	25,273	29.87	754,787	0.74%	1.88%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	1.45%	5,612	41.64	233,654	0.00%	6.09%
2015	1.45%	6,429	39.25	252,352	0.00%	-2.89%
2014	1.45%	6,768	40.42	273,570	0.00%	-1.10%
2013	1.45%	10,114	40.87	413,367	0.01%	41.72%
2012	1.45%	10,521	28.84	303,451	0.00%	16.02%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	1.45%	34,471	47.87	1,650,039	2.03%	10.61%
2015	1.45%	39,925	43.28	1,727,853	0.13%	-4.49%
2014	1.45%	43,176	45.31	1,956,432	0.06%	8.82%
2013	1.45%	47,154	41.64	1,963,414	0.20%	28.78%
2012	1.45%	49,865	32.33	1,612,227	0.10%	13.84%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	1.45%	55,021	28.74	1,581,424	1.38%	25.49%
2012	1.45%	58,164	22.90	1,332,169	2.10%	19.46%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.45%	55,821	24.69	1,377,996	2.47%	-0.71%
2012	1.45%	12,692	24.86	315,552	0.15%	15.53%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	1.45%	63,223	21.91	1,385,456	0.66%	16.11%
2012	1.45%	46,117	18.87	870,400	0.57%	13.90%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	1.45%	11,375	16.80	191,092	1.01%	-9.43%
2013	1.45%	17,224	18.55	319,477	1.25%	28.56%
2012	1.45%	24,648	14.43	355,616	1.81%	18.96%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.45%	1,276	18.41	23,495	0.24%	19.58%
2012	1.45%	15,586	15.40	239,989	1.19%	14.10%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.45%	10,421	17.90	186,484	2.14%	19.66%
2012	1.45%	12,627	14.95	188,833	0.37%	15.53%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.45%	22,414	20.04	449,222	0.35%	3.15%
2014	1.45%	25,611	19.43	497,599	0.35%	9.72%
2013	1.45%	27,013	17.71	478,383	0.68%	27.86%
2012	1.45%	28,947	13.85	400,934	0.56%	12.36%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.45%	13,318	16.63	221,459	1.72%	-6.88%
2013	1.45%	14,978	17.86	267,456	1.66%	20.64%
2012	1.45%	15,305	14.80	226,544	0.87%	19.40%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	1.45%	9,062	28.39	257,305	0.00%	5.34%
2013	1.45%	12,818	26.95	345,497	0.00%	29.94%
2012	1.45%	15,391	20.74	319,261	0.00%	10.96%

2016	Reserves for annuity contracts in payout phase:				$70,710
2016	Contract owners’ equity:				$69,894,999
2015	Reserves for annuity contracts in payout phase:				$76,797
2015	Contract owners’ equity:				$72,351,927
2014	Reserves for annuity contracts in payout phase:				$94,048
2014	Contract owners’ equity:				$82,755,880
2013	Reserves for annuity contracts in payout phase:				$98,828
2013	Contract owners’ equity:				$85,943,119
2012	Reserves for annuity contracts in payout phase:				$86,275
2012	Contract owners’ equity:				$81,964,798

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.